ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2013
2014	4,127
2015	3,184
2016	2,721
2017	1,792
2018	1,520
Total	13,344